SUPPLEMENT DATED NOVEMBER 2, 2004 TO
                                         TRAVELERS VARIABLE SURVIVORSHIP LIFE II
                                           CONTRACT PROSPECTUS DATED MAY 3, 2004

The following information supplements the information in your contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.


                                   APPENDIX B

                           HYPOTHETICAL ILLUSTRATIONS


The following hypothetical illustrations are intended to illustrate how the Policy's Cash Value, Cash Surrender Value and Death Benefit change over time based on a representative insured's age and rating classification as well as a representative premium payment pattern. Each illustration assumes that all premium payments are invested in the Investment Options and Corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 12%. The first example illustrates that the MAXIMUM GUARANTEED Cost of Insurance Rates and policy administrative expense charge allowable under the Policy are charged in all years. The second example illustrates that the CURRENT Cost of Insurance Rates and administrative expense charge are charged in all years. Both examples also reflect the deduction of (i) 6.00% from each premium payment for premium tax (2.25%), DAC tax (1.25%) and front-end sales charges (2.50%), (ii) the mortality and expense risk charge and separate account expense charge, and
(iii) an arithmetic average of Fund expenses.

The Cost of Insurance Rates charged varies by age, sex and underwriting classification. The policy administrative expense charge varies by age and amount of insurance. Both charges are deducted monthly on a pro rata basis from each of the Investment Options.

The mortality and expense risk charge and the separate account expense charge are 0.80% and 0.10%, respectively, for the first fifteen Policy Years; thereafter they are 0.35% and 0.00%, respectively. Both charges are deducted daily from the unloaned portion of the Cash Value.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.77%, 4.23% and 10.23%, respectively, on a current and guaranteed basis during the first fifteen Policy Years, and to approximate net annual rates of -1.22%, 4.78% and 10.78%, respectively, on a current and guaranteed basis thereafter. These approximate net annual rates of return do not include the deduction of the cost of insurance charge and the policy administrative charge. If they did, they would be lower.

The illustrations do not reflect any charges for federal income taxes against either Separate Account since the Company is not currently deducting such charges from either Fund UL or Fund UL II. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Cash Values and Cash Surrender Values illustrated.

If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Cash Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

                          VARIABLE SURVIVORSHIP LIFE II
                           LEVEL DEATH BENEFIT OPTION
                HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES

Male Preferred Nonsmoker Age 52 and Female Preferred Nonsmoker Age 51


Stated Amount 4,600,000
Annual Premium $50,000.00


          TOTAL
         PREMIUMS                DEATH BENEFIT                            CASH VALUE                      CASH SURRENDER VALUE
          WITH 5%     --------------------------------------------------------------------------------------------------------------
YEAR     INTEREST       0%           6%            12%          0%           6%           12%        0%          6%            12%
        ----------------------------------------------------------------------------------------------------------------------------
  1      52,500     4,600,000    4,600,000      4,600,000     44,946       47,726        50,507         0            0             0
  2     107,625     4,600,000    4,600,000      4,600,000     88,798       97,163       105,863         0        2,265        10,965
  3     165,506     4,600,000    4,600,000      4,600,000    131,503      148,311       166,493    43,367       60,175        78,357
  4     226,282     4,600,000    4,600,000      4,600,000    173,001      201,159       232,852    91,627      119,785       151,478
  5     290,096     4,600,000    4,600,000      4,600,000    213,217      255,686       305,436   138,651      181,120       230,870
  6     357,100     4,600,000    4,600,000      4,600,000    252,072      311,865       384,788   184,268      244,061       316,984
  7     427,455     4,600,000    4,600,000      4,600,000    290,571      370,786       472,669   229,575      309,790       411,673
  8     501,328     4,600,000    4,600,000      4,600,000    327,498      431,317       568,680   273,264      377,083       514,446
  9     578,895     4,600,000    4,600,000      4,600,000    362,713      493,371       673,528   315,241      445,899       626,056
 10     660,339     4,600,000    4,600,000      4,600,000    396,041      556,828       787,970   355,377      516,164       747,306
 15   1,132,875     4,600,000    4,600,000      4,600,000    523,290      885,985     1,533,928   516,528      879,223     1,527,166
 20   1,735,963     4,600,000    4,600,000      4,600,000    556,480    1,229,077     2,753,907   556,480    1,229,077     2,753,907
 25   2,505,673     4,600,000    4,600,000      5,043,969    338,706    1,458,454     4,803,780   338,706    1,458,454     4,803,780
 30   3,488,039             0    4,600,000      8,659,752          0    1,287,266     8,247,382         0    1,287,266     8,247,382
 35   4,741,816             0            0     14,452,023          0            0    13,763,832         0            0    13,763,832
 40   6,341,988             0            0     23,419,263          0            0    22,304,060         0            0    22,304,060
 45   8,384,258             0            0     36,624,375          0            0    36,624,375         0            0    36,624,375
 49  10,417,400             0            0     55,403,337          0            0    55,403,337         0            0    55,403,337



                          VARIABLE SURVIVORSHIP LIFE II
                           LEVEL DEATH BENEFIT OPTION
                 HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES

Male Preferred Nonsmoker Age 52 and Female Preferred Nonsmoker Age 51


Stated Amount 4,600,000
Annual Premium $50,000.00


           TOTAL
          PREMIUMS              DEATH BENEFIT                            CASH VALUE                      CASH SURRENDER VALUE
           WITH 5%  ----------------------------------------------------------------------------------------------------------------
 YEAR     INTEREST       0%           6%            12%         0%           6%           12%        0%          6%            12%
       -----------------------------------------------------------------------------------------------------------------------------
  1      52,500     4,600,000    4,600,000      4,600,000     45,012       47,794        50,577         0            0             0
  2     107,625     4,600,000    4,600,000      4,600,000     89,076       97,454       106,168         0        2,556        11,270
  3     165,506     4,600,000    4,600,000      4,600,000    132,183      149,032       167,258    44,047       60,896        79,122
  4     226,282     4,600,000    4,600,000      4,600,000    174,313      202,574       234,375    92,939      121,200       153,001
  5     290,096     4,600,000    4,600,000      4,600,000    215,438      258,117       308,091   140,872      183,551       233,525
  6     357,100     4,600,000    4,600,000      4,600,000    255,505      315,675       389,013   187,701      247,871       321,209
  7     427,455     4,600,000    4,600,000      4,600,000    295,597      376,437       479,023   234,601      315,441       418,027
  8     501,328     4,600,000    4,600,000      4,600,000    334,507      439,302       577,785   280,273      385,068       523,551
  9     578,895     4,600,000    4,600,000      4,600,000    372,202      504,309       686,159   324,730      456,837       638,687
 10     660,339     4,600,000    4,600,000      4,600,000    408,601      571,460       805,059   367,937      530,796       764,395
 15   1,132,875     4,600,000    4,600,000      4,600,000    566,835      938,035     1,596,129   560,073      931,273     1,589,367
 20   1,735,963     4,600,000    4,600,000      4,600,000    689,868    1,386,656     2,931,453   689,868    1,386,656     2,931,453
 25   2,505,673     4,600,000    4,600,000      5,441,251    755,927    1,917,608     5,182,144   755,927    1,917,608     5,182,144
 30   3,488,039     4,600,000    4,600,000      9,397,037    764,934    2,570,554     8,949,559   764,934    2,570,554     8,949,559
 35   4,741,816     4,600,000    4,600,000     15,963,058    673,093    3,387,580    15,202,912   673,093    3,387,580    15,202,912
 40   6,341,988     4,600,000    4,681,497     26,816,660    371,852    4,458,568    25,539,677   371,852    4,458,568    25,539,677
 45   8,384,258             0    5,880,729     42,776,098          0    5,880,729    42,776,098         0    5,880,729    42,776,098
 49  10,417,400             0    7,299,909     64,668,269          0    7,299,909    64,668,269         0    7,299,909    64,668,269



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6% or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.